Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments And Joint Ventures [Abstract]
Gain on Retained Investment in Navios Midstream

As of November 18, 2014
Fair value of investment in Navios Midstream	164,501
Less: Percentage retained of carrying value of net assets in Navios Midstream	(144,287)
Gain on retained investment in Navios Midstream	$ 20,214

Summarized Financial Information - Balance Sheet Data
	December 31, 2014		December 31, 2013
Balance Sheet	Navios Midstream	Navios Europe	Navios Europe
Current Assets	31,742	13,764	8,224
Non-current Assets	355,833	190,913	199,761
Current Liabilities	18,595	16,257	14,792
Non-current Liabilities	115,496	191,411	194,288

Summarized Financial Information - Income Statement Data
	For the period from November 18, 2014 to December 31, 2014	For the Year ended December 31, 2014	For the period from October 9, 2013 to December 31, 2013
Income Statement	Navios Midstream	Navios Europe	Navios Europe
Revenue	7,643	35,119	1,152
Net Income / (Loss)	2,551	(1,896)	(1,096)